Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended
	Nov. 30, 2018	Nov. 26, 2018	Dec. 31, 2018	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025
DGA Core Plus Absolute Return ETF
Account Value [Line Items]
Accumulated Value	$ 10,549	$ 10,000	$ 10,632	$ 11,010	$ 11,095	$ 11,254	$ 11,544	$ 10,971	$ 11,627	$ 11,669	$ 11,583	$ 11,621	$ 11,646	$ 11,778	$ 11,911	$ 12,025	$ 11,621	$ 10,713	$ 11,510	$ 11,831	$ 12,154	$ 12,628	$ 13,203	$ 12,949	$ 12,629	$ 13,575	$ 14,028	$ 14,055	$ 13,999	$ 13,916	$ 14,364	$ 14,325	$ 14,441	$ 14,537	$ 14,772	$ 14,264	$ 14,826	$ 14,873	$ 14,668	$ 15,133	$ 15,271	$ 15,543	$ 14,744	$ 14,745	$ 14,837	$ 15,167	$ 15,498	$ 15,715	$ 15,725	$ 15,898	$ 16,045	$ 16,079	$ 15,753	$ 15,680	$ 15,666	$ 15,694	$ 16,153	$ 16,694	$ 16,262	$ 15,950	$ 16,129	$ 16,952	$ 17,445	$ 17,451	$ 18,398	$ 18,740	$ 18,291	$ 18,777	$ 19,096	$ 19,292	$ 19,508	$ 19,539	$ 19,467	$ 19,458	$ 19,106	$ 19,211	$ 18,971	$ 18,982	$ 18,902	$ 18,629	$ 19,142	$ 19,349
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	10,329	10,000	9,397	10,150	10,476	10,679	11,112	10,406	11,139	11,299	11,120	11,328	11,573	11,994	12,356	12,351	11,334	9,934	11,208	11,741	11,975	12,650	13,559	13,044	12,697	14,087	14,629	14,481	14,880	15,532	16,361	16,475	16,860	17,260	17,785	16,958	18,146	18,020	18,828	17,854	17,319	17,962	16,396	16,426	15,070	16,460	15,788	14,334	15,495	16,361	15,418	16,387	15,987	16,574	16,833	16,906	18,023	18,602	18,306	17,433	17,066	18,625	19,471	19,798	20,855	21,527	20,647	21,671	22,449	22,722	23,273	23,770	23,555	24,937	24,343	25,021	24,694	23,303	23,145	24,602	25,853	26,433
S&P® Target Risk Moderate Gross Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,087	$ 10,000	$ 9,884	$ 10,261	$ 10,381	$ 10,554	$ 10,714	$ 10,546	$ 10,895	$ 10,923	$ 10,995	$ 11,068	$ 11,206	$ 11,299	$ 11,465	$ 11,514	$ 11,233	$ 10,484	$ 10,981	$ 11,294	$ 11,484	$ 11,822	$ 12,069	$ 11,917	$ 11,790	$ 12,417	$ 12,692	$ 12,635	$ 12,678	$ 12,801	$ 13,079	$ 13,189	$ 13,303	$ 13,434	$ 13,555	$ 13,254	$ 13,523	$ 13,417	$ 13,629	$ 13,225	$ 12,976	$ 12,882	$ 12,198	$ 12,270	$ 11,733	$ 12,245	$ 11,830	$ 11,114	$ 11,332	$ 11,999	$ 11,693	$ 12,274	$ 11,937	$ 12,261	$ 12,379	$ 12,244	$ 12,532	$ 12,714	$ 12,531	$ 12,148	$ 11,912	$ 12,641	$ 13,177	$ 13,211	$ 13,327	$ 13,590	$ 13,220	$ 13,597	$ 13,749	$ 14,049	$ 14,302	$ 14,542	$ 14,227	$ 14,542	$ 14,263	$ 14,488	$ 14,635	$ 14,426	$ 14,508	$ 14,814	$ 15,225	$ 15,281